                                        OPPENHEIMER SELECT MANAGERS
                                        Mercury Advisors Focus Growth Fund

                                 Supplement dated November 6, 2001 to the
                                    Prospectus dated February 16, 2001

The eleventh  paragraph  appearing in the section  entitled "How the Funds are Managed" on page 45 that  identifies
James D. McCall as the  portfolio  manager for OSM - Mercury  Advisors  Focus  Growth Fund is deleted and  replaced with the following paragraph:

1.       The  portfolio  manager  with respect to the OSM - Mercury  Advisors  Focus Growth Fund is Michael S. Hahn
     since  November  6, 2001.  Mr.  Hahn has been an  Associate  Portfolio  Manager of  Merrill  Lynch  Investment
     Managers  since 1999.  Mr. Hahn was a portfolio  manager and analyst for the PBHG family of mutual  funds from
     1996 to 1999 and an assistant portfolio manager for First Maryland Bancorp from 1994 to 1996.

November 6, 2001                                                                                PS0505.007